THE SHELBY FUND

                          SUPPLEMENT DATED JULY 1, 1999
                    TO THE PROSPECTUS DATED NOVEMBER 3, 1998


            Class B Shares are not currently being offered for sale.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE